FAIR VALUE MEASUREMENTS - Initial Measurement and Subsequent Measurement (Details) - Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member]	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 $ / shares
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value per warrant | $ / shares	$ 1.84	$ 1.42
Fair value assets transferred into (out of) level 3 | $	$ 0
Black Scholes Merton model | Measurement Input Risk Free Interest Rate [Member] | Fair Value Inputs Level3 [Member] | Private Placement Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input	1.26	0.47
Black Scholes Merton model | Measurement Input, Maturity [Member] | Fair Value Inputs Level3 [Member] | Private Placement Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input	5.04	5.76
Black Scholes Merton model | Measurement Input Expected Dividend Rate [Member] | Fair Value Inputs Level3 [Member] | Private Placement Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input	0.00	0.00
Black Scholes Merton model | Measurement Input Price Volatility [Member] | Fair Value Inputs Level3 [Member] | Private Placement Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input	24.28	19.0
Black Scholes Merton model | Measurement Input Exercise Price [Member] | Fair Value Inputs Level3 [Member] | Private Placement Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input	11.50	11.50
Black Scholes Merton model | Unit Price | Fair Value Inputs Level3 [Member] | Private Placement Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input	9.96	10.15